Lease Arrangements - Additional Information (Detail) - Buildings - USD ($)		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2020
Disclosure Of Finance Lease And Operating Lease By Lessee [Line Items]
Operating leases lease term		0 years
Increase Decrease In Lease Liabilities	$ 711,189